American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2040 Portfolio
October 31, 2023

One Choice Blend+ 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.8%
Avantis U.S. Equity Fund G Class	391,158	5,358,872
Avantis U.S. Small Cap Value Fund G Class	35,301	483,275
Focused Dynamic Growth Fund G Class(2)	62,932	2,767,732
Focused Large Cap Value Fund G Class	383,410	3,561,883
Growth Fund G Class	16,031	732,293
Heritage Fund G Class(2)	38,731	834,657
Mid Cap Value Fund G Class	59,872	860,364
Small Cap Growth Fund G Class	27,317	473,133
		15,072,209
Domestic Fixed Income Funds — 22.9%
Avantis Core Fixed Income Fund G Class	693,188	5,455,387
High Income Fund G Class	174,340	1,394,722
Inflation-Adjusted Bond Fund G Class	50,403	511,594
		7,361,703
International Equity Funds — 21.7%
Avantis Emerging Markets Equity Fund G Class	86,544	881,016
Avantis International Equity Fund G Class	189,851	1,980,144
Emerging Markets Fund G Class	81,020	765,634
Focused International Growth Fund G Class	78,045	1,114,490
Global Real Estate Fund G Class	62,838	672,367
International Small-Mid Cap Fund G Class	54,602	457,565
International Value Fund G Class	38,277	297,794
Non-U.S. Intrinsic Value Fund G Class	89,134	803,101
		6,972,111
International Fixed Income Funds — 8.6%
Emerging Markets Debt Fund G Class	90,354	756,263
Global Bond Fund G Class	246,759	2,028,360
		2,784,623
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $33,868,564)		32,190,646
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$32,190,646

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$5,093	$1,092	$342	$(484)	$5,359	391	$(9)	—
Avantis U.S. Small Cap Value Fund	462	105	31	(53)	483	35	(1)	—
Focused Dynamic Growth Fund(3)	2,720	577	186	(343)	2,768	63	(7)	—
Focused Large Cap Value Fund	3,334	826	378	(220)	3,562	383	(48)	$22
Growth Fund	664	164	48	(48)	732	16	(1)	—
Heritage Fund(3)	802	184	25	(126)	835	39	(2)	—
Mid Cap Value Fund	794	197	49	(82)	860	60	(10)	5
Small Cap Growth Fund	458	109	17	(77)	473	27	(3)	—
Avantis Core Fixed Income Fund	5,071	1,198	615	(199)	5,455	693	(98)	57
High Income Fund	1,287	274	130	(36)	1,395	174	(19)	24
Inflation-Adjusted Bond Fund	464	101	42	(11)	512	50	(7)	—
Avantis Emerging Markets Equity Fund	845	178	61	(81)	881	87	(10)	—
Avantis International Equity Fund	1,872	407	114	(185)	1,980	190	(11)	—
Emerging Markets Fund	756	157	64	(83)	766	81	(16)	—
Focused International Growth Fund	1,043	276	49	(155)	1,115	78	(10)	—
Global Real Estate Fund	619	144	31	(60)	672	63	(9)	—
International Small-Mid Cap Fund	420	108	10	(60)	458	55	(3)	—
International Value Fund	265	73	17	(23)	298	38	—	—
Non-U.S. Intrinsic Value Fund	785	167	21	(128)	803	89	—	—
Emerging Markets Debt Fund	692	170	67	(39)	756	90	(10)	9
Global Bond Fund	1,872	413	207	(50)	2,028	247	(37)	21
	$30,318	$6,920	$2,504	$(2,543)	$32,191	2,949	$(311)	$138
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.